Stock-Based Compensation - Additional Information (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 04, 2018	Sep. 30, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 13, 2020	Jun. 08, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation					$ 1,967,000	$ 3,044,000	$ 4,082,000	$ 23,543,000
Weighted Average Remaining Life (in years)					1 year 10 months 24 days
2018 Stock Compensation Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserve for issuance	132,000	132,000					65,285
Maximum annual increase of outstanding stock reserved for future issuance, Percentage							5.00%
Number of shares available for grant under the plan							110,329
2020 Inducement Equity Incentive Plan (the "2020 plan") [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserve for issuance										32,000
Number of shares granted under the plan							18,000
Weighted average exercise price of stock options							$ 25.50
Number of shares exercisable under the plan							3,375
2018 Employee Stock Purchase Plan (ESPP) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserve for issuance							11,870
Maximum annual increase of outstanding stock reserved for future issuance, Percentage							1.25%
Number of shares available for grant under the plan							19,463
Common stock discount rate							85.00%
Shares issued under employee stock purchase plan, Shares							5,278	368
Shares issued under employee stock purchase plan, Value							$ 42,000,000	$ 37,000,000
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation			$ 5,000,000	$ 48,000,000	$ 100	$ 100	200,000	$ 1,000,000.0
Unrecognized compensation expense for stock options issued			$ 400		$ 400		$ 1,800,000
Weighted Average Remaining Life (in years)					4 years 9 months 25 days		6 years 5 months 1 day	9 years 5 months 4 days	9 years 5 months 4 days
Weighted-average recognized period							1 year 2 months 12 days
Number of shares granted under the plan							11,729	60,854
Weighted average exercise price of stock options							$ 30.69	$ 30.50
Number of shares exercisable under the plan			95,096		95,096		84,376
Stock Options [Member] | 2018 Stock Compensation Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Authorized replacement equity awards of stock options and restricted stock units	76,076
Share-based compensation arrangement by share-based payment award, Award vesting rights	generally vest 33% on the first anniversary of the grant date with the balance vesting monthly over the remaining two years
Share based compensation awards expiration date		Jan. 31, 2020
Stock Options [Member] | 2018 Stock Compensation Plan [Member] | First Anniversary [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options granted under the 2018 Plan vesting percentage	33.00%	25.00%
Stock Options [Member] | 2018 Stock Compensation Plan [Member] | Second Anniversary [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options granted under the 2018 Plan vesting percentage		25.00%
Stock Options [Member] | 2018 Stock Compensation Plan [Member] | Third Anniversary [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options granted under the 2018 Plan vesting percentage		25.00%
Stock Options [Member] | 2018 Stock Compensation Plan [Member] | Forth Anniversary [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options granted under the 2018 Plan vesting percentage		25.00%
Restricted Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense for stock options issued			$ 300		$ 300		$ 600,000
Weighted-average recognized period					2 years		1 year 10 months 24 days
Restricted Stock Units (RSUs) [Member] | 2018 Stock Compensation Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Authorized replacement equity awards of stock options and restricted stock units											53,633
Restricted Stock Awards (RSAs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense for stock options issued			$ 800		$ 800
Weighted-average recognized period					2 years 4 months 24 days
Restricted Stock Awards (RSAs) [Member] | 2020 Inducement Equity Incentive Plan (the "2020 plan") [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock awards granted							5,000
Restricted stock awards with grant date fair value							$ 100,000
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense for stock options issued							$ 1,400,000
Weighted-average recognized period							2 years 9 months 18 days